Schedule of credit risk (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 184,206	$ 43,449
Loss allowance	8,392	4,357
Current Not Past Due [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	145,483	8,277
Loss allowance
Expected loss rate percentage	0.00%	0.00%
1-30 days past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 12,384	$ 15,834
Loss allowance
Expected loss rate percentage	0.00%	0.00%
31-60 days past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 3,052	$ 824
Loss allowance
Expected loss rate percentage	0.00%	0.00%
More than 90 days past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 23,287	$ 18,514
Loss allowance	$ 8,392	$ 4,357
Expected loss rate percentage	36.00%	63.00%